Pension Plans and Other Postretirement Benefits (Details 7)	Dec. 31, 2011	Dec. 31, 2010
Domestic plans [Member]
Percentage of the fair value of total plan assets
Total	100.00%	100.00%
Domestic plans [Member] | Cash and cash equivalents [Member]
Percentage of the fair value of total plan assets
Total	100.00%	1.00%
Domestic plans [Member] | Equity Securities [Member]
Percentage of the fair value of total plan assets
Total		61.00%
Domestic plans [Member] | Government Bonds [Member]
Percentage of the fair value of total plan assets
Total		19.00%
Domestic plans [Member] | Corporate Bond [Member]
Percentage of the fair value of total plan assets
Total		19.00%
Foreign plans [Member]
Percentage of the fair value of total plan assets
Total	100.00%	100.00%
Foreign plans [Member] | Cash and cash equivalents [Member]
Percentage of the fair value of total plan assets
Total	1.00%	1.00%
Foreign plans [Member] | Equity Securities [Member]
Percentage of the fair value of total plan assets
Total	17.00%	32.00%
Foreign plans [Member] | Government Bonds [Member]
Percentage of the fair value of total plan assets
Total	5.00%	14.00%
Foreign plans [Member] | Corporate Bond [Member]
Percentage of the fair value of total plan assets
Total	20.00%	21.00%
Foreign plans [Member] | Insurance Contracts [Member]
Percentage of the fair value of total plan assets
Total	51.00%	27.00%
Foreign plans [Member] | Other [Member]
Percentage of the fair value of total plan assets
Total	6.00%	5.00%